Oct. 31, 2025
Nuveen Lifestyle Growth Fund

The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section on page 48 of the Statutory Prospectus of the Nuveen Lifestyle Funds in the “Summary information” section for the Nuveen Lifestyle Growth Fund:

	Class A	Class I	Premier Class	Class R6	Retirement Class
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) fees	0.25%	—	0.15%	—	—
Other expenses	0.14%	0.14%	0.16%	0.08%	0.32%
Acquired fund fees and expenses[1,2]	0.51%	0.51%	0.51%	0.51%	0.51%
Total annual Fund operating expenses	1.00%	0.75%	0.92%	0.69%	0.93%
Waivers and expense reimbursements[3]	(0.11)%	(0.10)%	(0.19)%	(0.11)%	(0.10)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.89%	0.65%	0.73%	0.58%	0.83%

[1]	Restated to reflect estimate for the current fiscal year.
[2]	“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.
[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.450% of average daily net assets for Class A shares; (ii) 0.250% of average daily net assets for Class I shares; (iii) 0.250% of average daily net assets for Premier Class shares; (iv) 0.100% of average daily net assets for Class R6 shares; and (v) 0.350% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees. Advisors has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.03%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.

6

The following hereby replaces in its entirety the “Example” sub-section in the “Fees and expenses” section beginning on page 48 of the Statutory Prospectus of the Nuveen Lifestyle Funds in the “Summary information” section for the Nuveen Lifestyle Growth Fund:

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Premier Class	Class R6	Retirement Class
1 year	$661	$66	$75	$59	$85
3 years	$851	$216	$249	$195	$273
5 years	$1,072	$394	$466	$359	$492
10 years	$1,707	$909	$1,091	$834	$1,122